ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 – ACCOUNTS RECEIVABLE

The Company's accounts receivable, net, at September 30, 2015 and December 31, 2014, respectively, consisted of the following:

Category	September 30, 2015	December 31, 2014

Trade receivables	$1,751,426	$1,101,279
Other receivables	22,559	53,227
Elimination of unpaid deferred revenue	(1,333,734)	(716,495)
Allowance for doubtful accounts	(55,389)	(214,389)

Accounts Receivable, net	$384,862	$223,622

To date, accounts receivable have been derived principally from revenue earned from end users, which are local and state governmental agencies.  The Company performs periodic credit evaluations of its customers, and does not require collateral.

The elimination of the unpaid deferred revenue for the respective periods represents those invoices issued for products and/or services not yet paid by the customer or services completed by the Company.  The elimination is made to prevent the “gross-up” effect on the Company’s Balance Sheet between accounts receivable and deferred revenues

The Company’s allowance for doubtful accounts is based upon a review of outstanding receivables.  Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.  The Company is no longer in discussions with the City of Pharr regarding converting the advance to an economic development grant. Accordingly, during the third quarter of 2015, the total allowance for doubtful accounts value was lowered by $159,000 specific to a $198,246 trade receivable involving the City of Pharr after management determined having the specific allowance was no longer necessary.  The Company’s intentions are to apply the $198,246 trade receivable for the City of Pharr against the $475,000 advance previously provided the Company by the City of Pharr and reported in accounts payable and accrued expenses in the Company’s balance sheet at September 30, 2015.

NOTE 3 -       ACCOUNTS RECEIVABLE

The Company's accounts receivable, net, at December 31, consisted of the following:

	December 31,
Category	2014	2013

Trade receivables	$1,101,279	$649,837
Other receivables	53,227	7,908
Elimination of unpaid deferred revenue	(716,495)	(525,938)
Allowance for doubtful accounts	(214,389)	(30,000)

Total Accounts Receivable	$223,622	$101,807

To date, accounts receivable have been derived principally from revenue earned from end users, which are local and state governmental agencies.  The Company performs periodic credit evaluations of its customers, and does not require collateral.

The Company’s other receivables as of December 31, 2014 consisted principally of $30,890 for the sale of two vehicles to a third party leasing company and $9,700 for interest charged against a specific customer’s outstanding receivables balance.

The elimination of the unpaid deferred revenue December 31, 2014, represents those invoices issued for products and/or services not yet paid by the customer or services completed by the Company.  The elimination is made to prevent the “gross-up” effect on the Company’s Balance Sheet between Accounts Receivable and Deferred Revenues.

The Company’s allowance for doubtful accounts is based upon a review of outstanding receivables.  Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.